FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Schedule of quantitative information regarding Level 3 fair value measurements inputs

The table below presents valuation techniques and inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy (in thousands):

	Valuation techniques	Inputs	March 31, 2024	December 31, 2023
Convertible promissory notes, current	Discounted Cash Flow Model (“DCF”)	Discount rate, risk-free rate, credit spread, contractual cash flows	$5,645	$—
	PWERM (“Probability-Weighted Expected Return Method”)	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$—	$27,794
Convertible promissory notes, net of current	Binomial Lattice Model (“BLM”)	Stock price, volatility, remaining term, risk-free rate, credit spread	$4,672	$—
	PWERM	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$—	$6,239
Warrant liabilities – private and public warrants	Black Scholes Merton Model (“BSM”) or BLM	Exercise price, term to expiration, volatility, risk-free rate	$9,150	$—
Warrant liabilities - other			$1,434	$—

(in thousands)	Valuation techniques	Inputs	2023	2022
Convertible promissory notes, current	PWERM	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$27,794	$31,166
Convertible promissory notes, net of current			6,239	—

Schedule of change in the fair value of the warrant liabilities

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

	Three Months Ended March 31,
	2024	2023
Convertible promissory notes fair value - beginning of period	$34,033	$31,166
Change in fair value of convertible promissory notes	1,203	(549)
Conversion of convertible promissory notes	(41,209)	—
Borrowing of convertible promissory notes	16,290	—
Convertible promissory notes fair value - end of period	$10,317	$30,617

	Three Months Ended March 31,
	2024	2023
Warrant Liabilities Fair value - beginning of period	$—	$—
Private and public warrants assumed at Closing	5,958	—
Change in fair value of warrant liabilities	4,626	—
Warrant Liabilities Fair value - end of period	$10,584	$—

(in thousands)	2023	2022
Fair value as of beginning of period	$31,166	$56,996
Change in fair value of convertible promissory notes	1,428	450
Conversion of convertible promissory notes	(61)	(33,140)
Repayment of convertible promissory notes	(500)	(1,140)
Transfer of convertible promissory notes to bank borrowings	—	(1,000)
Borrowing of convertible promissory notes	2,000	9,000
Fair value as of end of period	$34,033	$31,166

CONCORD ACQUISITION CORP III
FAIR VALUE MEASUREMENT
Schedule of assets measured on fair value on a recurring basis

		December 31,	December 31,
Assets:	Level	2023	2022
Marketable securities and in Trust Account	1	$—	$356,190,233

Schedule of liabilities measured on fair value on a recurring basis

		December 31,	December 31,
Liabilities:	Level	2023	2022
Warrant Liability – Public Warrants	(a)	$1,725,000	$1,173,000
Warrant Liability – Private Placement Warrants (b)	3	$658,000	$639,200
Sponsor Loans	3	$—	$1,000,000
(a)	Level 1 at December 31, 2023 and Level 2 at December 31, 2022
(b)	At December 31, 2023, 2,820,000 Private Placement Warrants subject to forfeiture have no value as there is an assumed 100% probability of forfeiture due to the proposed Business Combination.

Schedule of fair value option

Liabilities:	Fair Value	Unpaid Principal Balance
December 31, 2023	$—	$6,900,000
December 31, 2022	$1,000,000	$6,900,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	December 31,		December 31,
Input	2023		2022
Common stock price	$10.56		$10.19
Risk-free interest rate	3.81%		3.95%
Expected term in years	5.25	years	5.36	years
Expected volatility	0.00%		0.00%
Exercise price	$11.50		$11.50
Warrant fair value	$0.10		$0.07

Schedule of change in the fair value of the warrant liabilities

Fair value of financial instruments classified as Level 3
	Public and Private
	Placement
	Warrants	Sponsor Loans

January 1, 2022	$18,655,000	$5,490,000
Public Warrants reclassified to level 1	(6,727,500)
Change in valuation inputs or other assumptions	(11,288,300)	(4,490,000)
December 31, 2022	$639,200	1,000,000

January 1, 2023	$639,200	$1,000,000
Change in fair value of warrants subject to forfeiture	(191,760)	—
Change in valuation inputs or other assumptions	210,560	2,343,000
Extinguishment of debt	—	(3,343,000)
December 31, 2023	$658,000	$—